LVIP American Income Allocation Fund
Schedule of Investments
September 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–100.07%
Asset Allocation Fund–11.14%
✧American Funds®– Capital Income Builder	273,969	$20,191,515
		20,191,515
Equity Funds–29.97%
✧American Funds®-
American Mutual Fund	270,742	16,057,689
Growth Fund of America	242,233	18,865,105
Investment Company of America	318,940	19,394,728
		54,317,522
Fixed Income Funds–55.13%
✧American Funds®-
Bond Fund of America	7,584,060	88,202,617
High-Income Trust	662,777	6,554,867
Inflation Linked Bond Fund	292,005	2,814,933
Intermediate Bond Fund of America	185,662	2,367,187
		99,939,604
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Global Equity Fund–1.29%
✧American Funds®– Smallcap World Fund	31,758	$2,342,471
		2,342,471
International Equity Funds–2.54%
✧American Funds®-
EuroPacific Growth Fund	44,386	2,679,167
New World Fund	22,417	1,922,239
		4,601,406
Total Investment Companies (Cost $161,888,509)		181,392,518

TOTAL INVESTMENTS–100.07% (Cost $161,888,509)	181,392,518
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.07%)	(129,054)
NET ASSETS APPLICABLE TO 15,792,524 SHARES OUTSTANDING–100.00%	$181,263,464

✧Class R-6 shares.
LVIP American Income Allocation Fund–1